Shareholder Fees	Aug. 26, 2026 USD ($)
NYLIM Hedge Multi-Strategy Tracker ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NYLIM Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM Candriam International Equity ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM Candriam U.S. Mid Cap Equity ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM Candriam U.S. Large Cap Equity ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM FTSE International Equity Currency Neutral ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM U.S. Large Cap R&D Leaders ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM Global Equity R&D Leaders ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0